Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary to fairly present the financial statements for the interim periods. The condensed consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and have been prepared in accordance with the regulations of the Securities and Exchange Commission ("SEC") for interim financial statements. Results for the interim periods are not necessarily indicative of results to be expected for the full year. These condensed consolidated financial statements should be read in conjunction with LFGL's audited consolidated financial statements and related notes as of and for the year ended December 31, 2019.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an "emerging growth company," as defined in Section 2(a) of the Securities Act of 1933, as amended, (the "Securities Act"), as modified by the Jumpstart our Business Startups Act of 2012, (the "JOBS Act"), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company's financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in consolidation.

Translation of Foreign Currencies

Translation of Foreign Currencies

The functional currency is the U.S. dollar for the Group's Cayman Island operations and the Hong Kong dollar for all other Group operations. The Group's reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the financial statements as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less, that are not segregated and deposited for regulatory purposes.

The Group maintains its cash in bank deposit accounts which at times may exceed insured limits. The Group has not experienced any losses in such accounts. Management believes that the Group is not exposed to any significant credit risk on cash and cash equivalents.

Restricted Cash - Cash Balances Held on Behalf of Customers

Restricted Cash – Cash Balances Held on Behalf of Customers

The Group maintains segregated trust accounts with licensed banks or payment platform to hold customer funds in accordance with the relevant legislation. The Group has classified customer funds as bank balances held on behalf of customers with a corresponding payable to customers in the liabilities section of the consolidated balance sheets.

Securities Owned and Derivatives

Securities Owned and Derivatives

Securities transactions are recorded on the trade date, as if they had settled.

Securities, futures and derivative positions are recorded at fair value in accordance with FASB ASC 820, Fair Value Measurement. See Notes 5 and 9 for more information on derivatives.

Receivables

Receivables

Receivables arise from the business of dealing in investment securities, futures and derivatives and include the amounts due on brokerage transactions on a trade-date basis. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days. Receivables from broker-dealers and clearing organizations as presented in the consolidated balance sheets represent such receivables arising from the Group's proprietary trading activities.

Receivables from broker-dealers and clearing organizations - customer accounts as presented in the consolidated balance sheets represent such receivables related to the Group's customer trading activities, including receivables arising from customers' trading activities in A-shares in connection with the Group's TRS trading service.

Commissions receivable as presented in the consolidated balance sheets represent trading commissions due and amounts due from insurance providers once referrals have been made and the transactions have been executed under the terms of the relative insurance policy or subscription agreement. As of June 30, 2020, and December 31, 2019, commission receivables were related to insurance brokerage business.

Fixed Assets and Depreciation

Fixed Assets and Depreciation

Furniture, equipment and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis using estimated useful lives of three to five years. Leasehold improvements are amortized over the lesser of the economic useful life of the improvement or the term of the lease.

Intangible Assets

Intangible Assets

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Group's intangible assets consist of eligibility rights to trade on or through the Stock Exchange of Hong Kong Limited (the "SEHK") and trademarks registered in Singapore and Hong Kong. Management has determined that such assets have indefinite useful lives and are tested for impairment annually either individually or at the cash-generating unit level. These intangible assets are not amortized. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Payables

Payables

Payables arise from the business of dealing in investment securities, futures and derivatives. The Group borrows loans from business partners at benchmark interest rate plus a fixed spread, and immediately lent to TRS trading service customers. Loans borrowed for TRS trading services are included in the payables to broker-dealers.

Payables to customers as presented in the consolidated balance sheets represent such payables related to the Group's customer trading activities as well as the cash balances held on behalf of customers.

Commissions payable mainly represent amounts owed to referral sources outside of the Group for transactions referred based on the terms of the underlying agreements. As of June 30, 2020, and December 31, 2019, commissions payable were both related to the insurance brokerage business.

Commissions Expenses

Commissions Expenses

Commissions expense related to security and derivative transactions are recorded on a trade date basis. Commissions expense on insurance products are recognized on the closing date of a transaction as determined by the terms of the relevant contract and insurance policy.

Earnings (Losses) per Ordinary Share

Earnings (Losses) per Ordinary Share

The Company complies with accounting and disclosure requirements ASC Topic 260, "Earnings Per Share." Earnings (losses) per ordinary share is computed by dividing net income by the weighted average number of ordinary shares issued and outstanding for the periods except that it does not include ordinary shares subject to forfeiture or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, warrants, and unvested restricted shares. The dilutive effect of outstanding stock options, warrants, and restricted shares is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. During the six months ended June 30, 2020 and 2019, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the income of the Company. As a result, diluted earnings per ordinary share is the same as basic earnings per ordinary share for the periods presented.

The 1,933,740 Indemnity Escrow Shares and 3,876,481 Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic and diluted earnings per share. During the six months ended June 30, 2020 and 2019 (on a retroactively adjusted basis), warrants to purchase ordinary shares that could potentially dilute earnings per share in the future and were excluded from the computation of diluted earnings per share because to do so would have been antidilutive were 17,795,000 shares each.

Reclassification

Reclassification

Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net income (loss).

Income Taxes

Income Taxes

The amount of current taxes payable or refundable is recognized as of the date of the consolidated financial statements, utilizing currently enacted tax laws and rates of the relevant authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and tax credits based on applicable tax rates. Deferred tax assets are reduced by a valuation allowance when management determines that it is more likely than not that some portion of the deferred tax asset will not be realized. Deferred tax expenses or benefits are recognized in the consolidated financial statements for the changes in deferred tax liabilities or assets between years.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, "Leases (Subtopic 842)." The new guidance requires lessees to recognize assets and liabilities arising from leases as well as extensive quantitative and qualitative disclosures. A lessee will need to recognize on its balance sheets a right of-use asset and a lease liability for the majority of its leases (other than leases that meet the definition of a short-term lease). The lease liabilities will be equal to the present value of lease payments. The right-of-use asset will be measured at the lease liability amount, adjusted for lease prepayment, lease incentives received and the lessee's initial direct costs. For public business entities, the standard is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Since the Company is not a U.S. broker dealer, it does not qualify as a public business entity. In June 2020, the FASB issued ASU No. 2020-05, "Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities". Under the ASU, private companies may apply the new leases standard for fiscal years beginning after December 15, 2021, and to interim periods within fiscal years beginning after December 15, 2022. ASU 2016-02 is required to be applied using the modified retrospective approach for all leases existing as of the effective date and provides for certain practical expedients. Upon adoption, the Group will recognize a lease liability and corresponding right-to-use asset based on the present value of minimum lease payments. The effects on the results of operations are not expected to be significant, as recognition and measurement of expenses and cash flows for leases will be substantially the same under the new standard.

In June 2016, FASB amended guidance related to impairment of financial instruments as part of ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For private companies, the ASU on credit losses will take effect for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In May 2019, FASB issued ASU No.2019-05, Financial instrument—Credit Losses (Topic 326), Targeted Transition Relief, which provides an irrevocably fair value option to elect for eligible instruments. In November 2019, FASB issued ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, which clarified and improved various aspects of ASU 2016-13. In November 2019, FASB issued ASU 2019-10 to amend private companies, not-for-profit organizations, and certain small public companies effective date on its credit losses (CECL) standards to fiscal years beginning after December 15, 2022 and interim periods therein. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be significant impact on its consolidated financial statements from the adoption of the new guidance.